10. Warrants (June 30, 2017 Note) (Details Narrative)	3 Months Ended
Jun. 30, 2017 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants exchanged value for common stock	$ 119,789